OTHER LIABILITIES - Accounts payable and other liabilities - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of accounts payable and other liabilities [abstract]
Income received for third parties	$ 4,289,835	$ 3,399,759
Suppliers and services payable	3,253,637	3,474,177
Cashier checks	763,285	655,854
Withholdings taxes and labor contributions	649,277	703,380
Contract liability related to concessions	522,189	530,300
Commissions and fees	518,132	411,478
Transactions AVC and ACH	458,498	939,341
Dividends payable	315,324	527,984
Cash surplus and checks in process of clearing	187,603	133,774
Collection on behalf of third parties	183,596	334,963
Insurance payables	162,293	117,371
Collection service	100,119	106,089
Value added tax - VAT	78,731	75,098
Checks drawn and not paid	44,710	70,791
Anticipated income	36,455	17,566
Canceled accounts	35,693	34,782
Financial transactions tax	19,898	52,106
Customer loyalty programs	12,276	14,784
Other liabilities	365,430	354,843
Total other liabilities	$ 11,996,981	$ 11,954,440